Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE
17	REVENUE

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Revenue from contract services	107,896,941	61,838,681	74,017,065	18,226,317
Revenue from sales of goods	35,386,851	22,611,383	6,636,090	1,634,102
Revenue from contract services – related parties	4,770,181	5,894,524	40,038,455	9,859,260
Revenue from sales of goods – related party	—	—	6,000	1,477
	148,053,973	90,344,588	120,697,610	29,721,156

Timing of revenue recognition:
Point in time	35,386,851	22,611,383	6,642,090	1,635,580
Over time	112,667,122	67,733,205	114,055,520	28,085,576
	148,053,973	90,344,588	120,697,610	29,721,156

Unsatisfied performance obligation	22,396,400	14,606,212	50,355,500	12,399,778

Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of solar mounting structure and its accessories.

Unsatisfied performance obligation was duly satisfied and recognized as revenue within 12 months after the reporting year end, respectively. Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of parts and accessories.

All of the Group’s revenue is derived exclusively from customers located in Malaysia.